Income Taxes - Schedule of Reconciliation of Provision for Income Taxes at United States Federal Statutory Rate (Details) (10K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net loss before income taxes	$ (72,340)	$ (5,195)	$ (111,166)	$ (11,390)	$ (51,787)	$ (4,025)	$ (4,025)
Income tax rate					0.34%	0.34%
Income tax recovery					$ (17,607)	$ (1,369)
Non-deductible
Valuation allowance change					17,607	1,369
Provision for income taxes